CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ForeignCurrencyLineItems [Line Items]
(LOSS)/PROFIT FOR THE YEAR | ¥		¥ 25,579	¥ (5,645)	¥ (6,176)
Other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company | ¥		6,172	(111)	(117)
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries | ¥		(5,469)
Total other comprehensive (loss)/income for the year, net of tax | ¥		703	(111)	(117)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR | ¥		26,282	(5,756)	(6,293)
Attributable to:
Owners of the Company | ¥		26,282	(5,756)	(6,293)
Non-controlling interests | ¥
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ¥		¥ 26,282	¥ (5,756)	¥ (6,293)
USD [Member]
ForeignCurrencyLineItems [Line Items]
(LOSS)/PROFIT FOR THE YEAR | $	$ 3,918
Other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company | $	945
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries | $	(837)
Total other comprehensive (loss)/income for the year, net of tax | $	108
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR | $	4,026
Attributable to:
Owners of the Company | $	4,026
Non-controlling interests | $
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $	$ 4,026